Deposits Paid for Acquisition of Property, Plant and Equipment (Details) $ in Thousands	Feb. 17, 2023 USD ($) m² milliunits	Feb. 17, 2023 CNY (¥)	Feb. 17, 2023 CNY (¥) m² milliunits	Dec. 31, 2022 m² milliunits
Changguan Village [Member]
Deposits Paid for Acquisition of Property, Plant and Equipment (Details) [Line Items]
Area of plants | milliunits	1,014		1,014	3,000
Land in square meters | m²	676,000		676,000	2,000,000
Prepaid amount	$ 3,936,000		¥ 27,000,000
Consideration amount	4,434,000	¥ 30,420,000
Net amount	$ 500,000		¥ 3,420,000
Shakengli Village [Member]
Deposits Paid for Acquisition of Property, Plant and Equipment (Details) [Line Items]
Area of plants | milliunits	800		800	2,300
Land in square meters | m²	533,334		533,334	1,533,334
Prepaid amount	$ 3,017,000		¥ 20,700,000
Consideration amount	3,499,000	¥ 24,000,000
Net amount	$ 483,000		¥ 3,300,000